OPERATION, MAINTENANCE AND TELECOMMUNICATION SERVICE EXPENSES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
OPERATION, MAINTENANCE AND TELECOMMUNICATION SERVICE EXPENSES
Operation and maintenance	Rp 21,467		Rp 19,956	Rp 20,417
Radio frequency usage charges (Note 34c.i)	6,097		5,930	5,736
Leased lines and Customer Premises Equipment ("CPE")	5,003		3,353	4,709
Concession fees and USO charges (Note 34c.iii)	2,472		2,411	2,370
Electricity, gas and water	898		946	1,102
Cost of SIM cards and vouchers (Note 8)	673		487	645
Project management	519		538	460
Insurance	432		378	246
Vehicles rental and supporting facilities	305		334	386
Cost of sales of peripherals (Note 8)	66		57	1,109
Others (each below Rp75 billion)	201		185	273
Total	Rp 38,133	$ 2,676	Rp 34,575	Rp 37,453